Commitments pursuant to the terms of agreements (Details) - Contract research services liability	Dec. 31, 2025 CAD ($)
Commitments
Commitments	$ 2,575,842
2026
Commitments
Commitments	2,006,708
2027
Commitments
Commitments	501,105
2028
Commitments
Commitments	45,833
2029
Commitments
Commitments	$ 22,196